Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lease cost	$ 25.0	$ 24.4
Minimum
Lessee, Lease, Description [Line Items]
Lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease terms	15 years